Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

11.           INTANGIBLE ASSETS, NET

	As of December 31, 2016
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,178	$(2,093)	$1,085
Domain names and trademarks	2,075	(1,586)	489
Computer software	1,091	(413)	678
Developed technologies	577	(380)	197
Others	173	(144)	29
Total	$7,094	$(4,616)	$2,478

	As of December 31, 2017
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,375	$(2,897)	$478
Domain names and trademarks	1,434	(1,196)	238
Computer software	1,018	(493)	525
Developed technologies	612	(525)	87
Total	$6,439	$(5,111)	$1,328

For the years ended December 31, 2015, 2016 and 2017, amortization expenses were US$1,412, US$1,314, and US$1,389, respectively. No impairment loss was recognized for the years ended December 31, 2015, 2016 and 2017.

As of December 31, 2017, intangible assets amortization expense for future years is expected to be as follows:

Intangible Assets Amortization Expense
2018	$1,116
2019	183
2020	7
2021	7
2022	7
Thereafter	8
Total expected amortization expense	$1,328